Commitments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Commitments
33	COMMITMENTS
Lease commitments for leases of
low-value
assets are as follows:

	2022	2021	2020
	S$’000	S$’000	S$’000
Payable within one year	1,767	2,259	11,233
Payable in the second to fifth year inclusive	1,072	1,419	3,775

	2,839	3,678	15,008

As of December 31, 2022, the Company has an outstanding commitment to donate cash of up to S$
1.0
million (December 31, 2021: $
nil
) to a charitable foundation.